Trade Payables - Schedule of Trade Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Trade Payables [Abstract]
Accrued expenses	$ 495	$ 608
Open debts	288	208
Trade payables	$ 783	$ 816